Income taxes	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Income taxes
16. Income taxes
The following table provides a breakdown for income taxes:

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
Current taxes	(47,882)	(24,928)	(31,557)
Deferred taxes	17,180	9,945	(12,237)

Income taxes	(30,702)	(14,983)	(43,794)
The table below provides a reconciliation between actual income taxes and the theoretical income taxes, calculated on the basis of the applicable corporate tax rate in effect in Italy, which was 24.0
%
for each of the years ended December 31, 2021, 2020 and 2019.

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
(Loss)/Profit before taxes	(96,959)	(31,557)	69,233
Theoretical income tax benefit/(expense) - tax rate 24%	23,270	7,574	(16,616)
Tax effect on:
Non-deductible costs	(23,863)	(10,353)	(7,349)
Patent box impact	—	1,497	1,545
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	(2,849)	20,321	(3,177)
Taxes relating to prior years	(2,668)	(197)	192
Deferred tax assets not recognized	(14,978)	(25,727)	(9,386)
Withholding tax on earnings	(9,027)	(6,221)	(5,366)
Other tax items	449	(727)	(1,482)

Total tax expense, excluding IRAP	(29,666)	(13,833)	(41,639)
Effective tax rate, excluding IRAP	(30.6)%	(43.8)%	60.1%
Italian regional income tax expense (IRAP)	(1,036)	(1,150)	(2,155)

Total income tax	(30,702)	(14,983)	(43,794)
In order to facilitate the understanding of the tax rate reconciliation presented above, income tax expense has been presented net of other taxes paid abroad and of the Italian Regional Income Tax (“IRAP”). IRAP is calculated on a measure of income defined by the Italian Civil Code as the difference between operating revenues and costs, before financial income and expense, the cost of fixed term employees, credit losses and any interest included in lease payments. IRAP is calculated using financial information prepared under Italian accounting standards. The applicable IRAP rate was 5.57
%
for the Parent Company and 3.9
%
for the other Italian components, for each of the years ended December 31, 2021, 2020 and 2019.
Income taxes for 2019 include benefits from the application of the Patent Box tax regime in Italy for certain trademarks, designs and models in the Group’s portfolio. The request for renewal of the Patent Box tax regime in 2020 was sent to the Italian tax authorities and the outcome is pending at December 31, 2021. The Group also applied for the Patent Box tax regime for the period from 2017 to 2021 for certain Italian companies of the Group; however, the application as to whether the regime may be claimed for specific goods remains ongoing.
The Patent Box tax regime was recently revised following the Law Decree (Decree) n. 146 enacted by the Italian authorities, which became effective on October 22, 2021 and was amended by the 2022 Italian budget law, and the new regime no longer provides for a partial exemption of the business income derived from the use of qualified intangible assets. Under the new regime, the amount of qualifying expenses, relevant for both IRES and IRAP purposes, is increased by 110%. Specific transitional rules regulate the transition from the previous Patent box tax regime to the new regime.
Deferred tax assets and deferred tax liabilities
Deferred taxes reflect the net tax effect of temporary differences between the book value and the taxable amount of assets and liabilities. The accounting of assets for deferred taxes was duly adjusted to take account of the effective possibility to be realized.
The Group’s Italian entities participate in a group Italian tax consolidation under the Ermenegildo Zegna NV, and may therefore offset taxable income against tax losses of the companies participating in the Italian tax consolidation regime.
The following tables provide a breakdown for deferred tax assets and deferred tax liabilities:

(Euro thousands)	At December 31, 2020	Recognized in profit and loss	Recognized in comprehensive income	Exchange differences and other	Disposition	At December 31, 2021
Deferred tax assets arising on:
Employee benefits	3,900	626	—	142	(3)	4,665
Property plant and equipment	10,124	1,245	—	—	(262)	11,107
Right-of-use assets	2,289	121	—	175	—	2,585
Intangible assets	3,297	(51)	—	—	—	3,246
Provision for obsolete inventory	33,793	6,082	—	2,897	—	42,772
Tax provisions	4,114	(1,360)	—	97	—	2,851
Financial assets	1,477	56	—	—	—	1,533
Tax losses	9,794	26,972	—	—	—	36,766
Other	3,113	(428)	—	—	—	2,685

Total deferred tax assets	71,901	33,263	—	3,311	(265)	108,210
Deferred tax liabilities arising on:
Property plant and equipment	23,391	9,288	—	1,844	(34,523)	—
Right-of-use assets	1,195	183	—		(1,359)	19
Intangible assets	40,039	4,246	—	1,135	—	45,420
Financial assets fair value	1,776	683	2	—	—	2,461
Other	4,327	1,683	(66)	—	—	5,944
Total deferred tax liabilities	70,728	16,083	(64)	2,979	(35,882)	53,844

(Euro thousands)	At December 31, 2019	Recognized in profit and loss	Recognized in comprehensive income	Exchange differences and other	At December 31, 2020
Deferred tax assets arising on:
Employee benefits	5,104	(1,169)	(61)	26	3,900
Property plant and equipment	2,514	7,773	—	(163)	10,124
right-of-use assets	1,944	394	—	(49)	2,289
Intangible assets	1,811	1,486	—	—	3,297
Provision for obsolete inventory	26,579	7,073	—	141	33,793
Tax provisions	1,384	2,730	—	—	4,114
Financial assets	1,448	29	—	—	1,477
Tax losses	9,750	893	—	(849)	9,794
Other	9,077	(7,678)	—	1,714	3,113

Total deferred tax assets	59,611	11,531	(61)	820	71,901
Deferred tax liabilities arising on:
Property plant and equipment	25,233	(3,535)	—	1,693	23,391
Right-of-use assets	1,008	187	—	—	1,195
Intangible assets	44,495	(1,063)	—	(3,393)	40,039
Financial assets fair value	2,173	(397)	—	—	1,776
Other	3,243	6,394	—	(5,310)	4,327

Total deferred tax liabilities	76,152	1,586	—	(7,010)	70,728
The decision to recognize deferred tax assets is made for each company in the Group by assessing whether the conditions exist for the future recoverability of such assets by taking into account the basis of the most recent forecasts from budgets and business plans. Deferred tax assets and deferred tax liabilities of the individual companies are offset where they may be legally offset and management has the intention to settle them through netting.
The following table provides the details of tax losses carried forward for which no deferred tax assets were recognized:

(Euro thousands)	At December 31,
	2021	2020
Expiry within 1 year	4,587	5,320
Expiry 1-5 years	33,108	37,855
Expiry over 5 years	73,856	61,406
No expiration	188,922	119,733

Total tax losses carried forward	300,473	224,314